UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.
---------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30, 2006

Date of reporting period: July 31, 2006

Item 1: Schedule of Investments.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

   Principal
    Amount                                           Value
  -----------------------------------------------------------
    CONVERTIBLE CORPORATE BONDS & NOTES  (63.8%)
               ADVERTISING  (1.8%)
$     250,000   Interpublic Group of
                 Companies, Inc. (The)
                 4.50%, 3/15/23               $      246,875
      350,000   Lamar Advertising Co.
                 2.88%,  12/31/10                    389,375
                                                  ----------
                                                     636,250
               AEROSPACE/DEFENSE  (4.1%)
      200,000   AAR Corp. 1.75%, 2/1/26  (1)         202,000
      100,000   AAR Corp. 1.75%, 2/1/26              101,000
      150,000   Alliant Techsystems, Inc.
                  2.75%,  2/15/24                    168,750
      200,000   Armor Holdings, Inc.
                  2.00%,  11/1/24 (2)                231,250
      350,000   L-3 Communications Corp.
                  3.00%,  8/1/35                     342,125
      300,000   Lockheed Martin Corp.
                  4.92%,  8/15/33 (3)                359,340
                                                  ----------
                                                   1,404,465
               AIR TRANSPORT  (1.6%)
      350,000   Frontier Airlines Holdings,
                  Inc. 5.00%, 12/15/25               313,250
      250,000   JetBlue Airways Corp.
                  3.50%,  7/15/33                    224,687
                                                  ----------
                                                     537,937
               BUILDING MATERIALS  (0.7%)
      150,000   Fluor Corp. 1.50%, 2/15/24           242,063
               CABLE TV  (1.0%)
      350,000   EchoStar Communications
                 Corp. 5.75%, 5/15/08                349,125
               COMPUTER SOFTWARE & SERVICES
                (3.1%)
      200,000   Ciber, Inc. 2.88%, 12/15/23          181,250
      100,000   DST Systems, Inc., Series
                 B, 3.63%, 8/15/23                   122,500
      300,000   Electronic Data Systems
                 Corp. 3.88%, 7/15/23                300,375
      250,000   Fair Isaac Corp., Series B,
                 1.50%,  8/15/23                     248,125
      350,000   Open Solutions, Inc. 1.47%,
                  2/2/35 (2)                         214,812
                                                  ----------
                                                   1,067,062
               DIVERSIFIED COMPANIES  (1.1%)
      250,000   3M Co. 0.0% , 11/21/32               219,375
      150,000   Danaher Corp. 0.0%, 1/22/21          143,438
                                                  ----------
                                                     362,813
               DRUG  (5.5%)
      200,000   Amgen, Inc. 0.0%, 3/1/32             148,500
      250,000   Amgen, Inc. 0.13%, 2/1/11
                 (1)                                 245,312
      150,000   Genzyme Corp. 1.25%,12/1/23          164,813
      250,000   InterMune, Inc. 0.25%,
                 3/1/11                              222,812
      300,000   Sepracor, Inc. 5.00%,
                 2/15/07                             297,750
      350,000   Teva Pharmaceutical Finance
                 LLC, Series A, 0.50%,
                 2/1/24                              363,125

   Principal
    Amount                                           Value
  -----------------------------------------------------------
$     150,000   Valeant Pharmaceuticals
                 International 4.00%,
                 11/15/13                     $      131,250
      300,000   Wyeth 5.11%, 1/15/24 (4)             318,900
                                                  ----------
                                                   1,892,462
               ELECTRICAL UTILITY - CENTRAL
                (0.7%)
      200,000   CenterPoint Energy, Inc.,
                Series B, 3.75%, 5/15/23             243,250
               ELECTRONICS  (1.7%)
      150,000   Avnet, Inc. 2.00%, 3/15/34           139,875
      450,000   Vishay Intertechnology,
                 Inc. 3.63%, 8/1/23                  448,312
                                                  ----------
                                                     588,187
               ENTERTAINMENT  (2.9%)
      200,000   Liberty Media Corp.
                 (convertible into
                Motorola, Inc. common)
                 3.50%, 1/15/31                      202,500
      300,000   Liberty Media Corp.
                 (convertible into Time
                 Warner, Inc. common)
                 0.75%, 3/30/23                      310,500
      250,000   Liberty Media Corp.
                 (convertible into Viacom,
                 Inc., Class B, common)
                 3.25%, 3/15/31                      193,125
      250,000   Walt Disney Co. (The)
                 2.13%,  4/15/23                     276,562
                                                  ----------
                                                     982,687
               ENTERTAINMENT TECHNOLOGY  (1.3%)
      150,000   International Game
                 Technology 0.0%, 1/29/33            123,375
      250,000   Scientific Games Corp.
                 0.75%,  12/1/24                     312,813
                                                  ----------
                                                     436,188
               ENVIRONMENTAL  (0.9%)
      350,000   Allied Waste North America,
                 Inc. 4.25%, 4/15/34                 312,813
               FINANCIAL SERVICES - DIVERSIFIED
                (2.9%)
      200,000   CapitalSource, Inc. 3.50%,
                 7/15/34                             201,750
      200,000   Financial Federal Corp.
                 2.00%,  4/15/34                     207,000
      100,000   Leucadia National Corp.
                 3.75%,  4/15/14                     134,500
      200,000   Merrill Lynch & Co, Inc.
                 0.0% , 3/13/32                      222,400
      250,000   Prudential Financial, Inc.
                 2.41%,  11/15/35 (1) (3)            249,900
                                                  ----------
                                                   1,015,550
               HEALTH CARE INFORMATION SYSTEMS
                (1.7%)
      400,000   Incyte Corp. 3.50%, 2/15/11          310,000
      300,000   WebMD Corp. 1.75%, 6/15/23           290,250
                                                  ----------
                                                     600,250

--------------------------------------------------------------------------------
                                                                               1

                                               Value Line Convertible Fund, Inc.

                                                                   July 31, 2006
--------------------------------------------------------------------------------

   Principal
    Amount                                           Value
  -----------------------------------------------------------
               HOTEL/GAMING  (0.9%)
$     250,000   Host Marriott L.P. 3.25%,
                 4/15/24 (1)                  $      324,063
               HOUSEHOLD PRODUCTS  (0.9%)
      250,000   Church & Dwight Company,
                 Inc. 5.25%, 8/15/33                 316,250
               INDUSTRIAL SERVICES  (2.0%)
      250,000   Amdocs Ltd. 0.50%, 3/15/24           252,187
      200,000   CSG Systems International,
                 Inc. 2.50%, 6/15/24                 219,500
      150,000   Quanta Services, Inc.
                 4.50%,  10/1/23                     233,625
                                                  ----------
                                                     705,312
               INSURANCE - PROPERTY & CASUALTY
                (0.4%)
      300,000   American Financial Group,
                 Inc. 1.49%, 6/2/33 (2)              150,000
               INTERNET  (0.7%)
      150,000   Safeguard Scientifics, Inc.
                 2.63%,  3/15/24                     117,188
      100,000   Yahoo!, Inc. 0.0%, 4/1/08            138,000
                                                  ----------
                                                     255,188
               MACHINERY  (0.9%)
      100,000   AGCO Corp., Series B,
                 1.75%,  12/31/33                    120,875
      300,000   Roper Industries, Inc.
                 1.48%,  1/15/34 (2)                 177,750
                                                  ----------
                                                     298,625
               MEDICAL SERVICES  (1.5%)
      200,000   Lincare Holdings, Inc.
                 3.00%,  6/15/33                     191,500
      250,000   PSS World Medical, Inc.
                 2.25%,  3/15/24                     311,875
                                                  ----------
                                                     503,375
               MEDICAL SUPPLIES  (5.4%)
      300,000   Advanced Medical Optics,
                 Inc. 2.50%, 7/15/24                 340,125
      150,000   Advanced Medical Optics,
                 Inc. 1.38%, 7/1/25                  170,625
      300,000   ALZA Corp. 0.0% , 7/28/20            257,625
      200,000   Cytyc Corp. 2.25%, 3/15/24           205,000
      300,000   Edwards Lifesciences Corp.
                 3.88%,  5/15/33                     300,000
      150,000   Medtronic, Inc. 1.50%,
                 4/15/11 (1)                         151,875
      250,000   Medtronic, Inc., Series B,
                 1.25%,  9/15/21                     248,750
      200,000   St. Jude Medical, Inc.
                 2.80%,  12/15/35                    198,000
                                                  ----------
                                                   1,872,000
               OILFIELD SERVICES/EQUIPMENT
                (3.6%)
      200,000   Cooper Cameron Corp.
                 1.50%,  5/15/24                    309,500

   Principal
    Amount                                           Value
  -----------------------------------------------------------
$      50,000   Diamond Offshore Drilling,
                 Inc. 1.50%, 4/15/31          $       81,750
      150,000   Halliburton Co. 3.13%,
                 7/15/23                             272,250
      150,000   Pride International, Inc.
                 3.25%,  5/1/33                      192,750
      200,000   Schlumberger Ltd., Series
                 A, 1.50%, 6/1/23                    373,750
                                                  ----------
                                                   1,230,000
               PETROLEUM - INTEGRATED  (1.1%)
      300,000   McMoRan Exploration Co.
                 5.25%,  10/6/11                     376,125
               PHARMACY SERVICES  (1.8%)
      250,000   Omnicare, Inc. 3.25%,
                 12/15/35                            226,875
      400,000   OSI Pharmaceuticals, Inc.
                 3.25%,  9/8/23                      395,000
                                                  ----------
                                                     621,875
               RAILROAD  (0.8%)
      250,000   CSX Corp. 0.0%, 10/30/21             277,500
               RECREATION  (0.7%)
      250,000   Hasbro, Inc. 2.75%, 12/1/21          252,813
               RETAIL - AUTOMOTIVE  (0.6%)
      200,000   PEP Boys-Manny Moe & Jack
                 (The) 4.25%, 6/1/07                 197,750
               RETAIL - SPECIAL LINES  (1.0%)
      250,000   Best Buy Company, Inc.
                 2.25%,  1/15/22                     274,688
      100,000   Dick's Sporting Goods, Inc.
                 1.61%,  2/18/24 (2)                  73,000
                                                  ----------
                                                     347,688
               RETAIL BUILDING SUPPLY  (0.9%)
      300,000   Lowe's Companies, Inc.
                 0.86%,  10/19/21 (2)                300,750
               RETAIL STORE  (0.9%)
      100,000   Costco Wholesale Corp.
                 0.0%  8/19/17                       119,875
      150,000   Men's Wearhouse, Inc. (The)
                 3.13%, 10/15/23                     180,563
                                                  ----------
                                                     300,438
               SEMICONDUCTOR  (3.2%)
      350,000   Conexant Systems, Inc.
                 4.00%,  3/1/26 (1)                  288,750
      100,000   Cymer, Inc. 3.50%, 2/15/09           100,875
      250,000   Fairchild Semiconductor
                 Corp. 5.00%, 11/1/08                245,937
      300,000   LSI Logic Corp. 4.00%,
                 5/15/10                             300,375
      150,000   Skyworks Solutions, Inc.
                 4.75%,  11/15/07                    148,688
                                                  ----------
                                                   1,084,625
               STEEL - GENERAL  (0.4%)
      100,000   Ryerson Tull, Inc. 3.50%,
                 11/1/24                             141,750

--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                           Value
  -----------------------------------------------------------
               TELECOMMUNICATION SERVICES
                (1.8%)
$     250,000   Broadwing Corp. 3.13%,
                 5/15/26 (1)                  $      224,687
      200,000   Commonwealth Telephone
                 Enterprises, Inc. 3.25%,
                 7/15/23                             195,750
      100,000   NII Holdings, Inc. 2.88%,
                 2/1/34                              207,000
                                                  ----------
                                                     627,437
               TELECOMMUNICATIONS EQUIPMENT
                (2.0%)
      500,000   Agere Systems, Inc. 6.50%,
                 12/15/09                            494,375
      250,000   Anixter International, Inc.
                 0.0%, 7/7/33                        208,437
                                                  ----------
                                                     702,812
               TELEVISION  (0.8%)
      300,000   Sinclair Broadcast Group,
                 Inc. 6.00%, 9/15/12                 263,625
               TIRE & RUBBER  (0.5%)
      150,000   Goodyear Tire & Rubber Co.
                 (The) 4.00%, 6/15/34 (1)
                 (2)                                 160,875
                                                  ----------

                TOTAL CONVERTIBLE CORPORATE
                 BONDS & NOTES
                 (Cost $21,375,513)               21,981,978
                                                  ----------

  Shares                                             Value
  -----------------------------------------------------------
    CONVERTIBLE PREFERRED STOCK  (22.4%)
               ADVERTISING  (0.3%)
        3,000   Interpublic Group of
                 Companies, Inc., Series
                 A, 5.38%, Pfd.                       94,080
               AUTO & TRUCK  (0.7%)
        9,000   Ford Motor Company Capital
                 Trust II 6.50%, Pfd.                257,625
               BEVERAGE - ALCOHOLIC  (0.2%)
        2,000   Constellation Brands, Inc.,
                 Series A, 5.75%, Pfd.                71,750
               CHEMICAL - DIVERSIFIED  (0.5%)
        2,000   Celanese Corp. 4.25%, Pfd.            57,250
        3,000   Huntsman Corp. 5.00%, Pfd.           107,250
                                                  ----------
                                                     164,500
               DRUG  (1.1%)
        7,000   Schering-Plough Corp.
                 6.00%, Pfd.                         371,000
               ELECTRICAL UTILITY - CENTRAL
                (0.4%)
        4,000   Aquila, Inc. 6.75%, Pfd.             153,500

  Shares                                             Value
  -----------------------------------------------------------
               ELECTRICAL UTILITY - EAST
                (0.3%)
        2,000   PNM Resources, Inc. 6.75%,
                 Pfd.                        $        98,560
               FINANCIAL SERVICES -
                DIVERSIFIED (2.3%)
            3   Federal National Mortgage
                 Association 5.38%, Pfd.
                 (1)                                 277,789
        5,000   Hartford Financial Services
                 Group, Inc. (The) 7.00%,
                 Pfd.                                373,125
        4,000   Lazard Ltd. 6.63%, Pfd.              139,440
                                                  ----------
                                                     790,354
               GROCERY  (0.4%)
        6,000   Albertson's, Inc. 7.25%,
                 Pfd.                                149,940
               INSURANCE - LIFE  (2.3%)
        5,000   Conseco, Inc., Series B,
                 5.50%,  Pfd.                        135,625
        8,000   Genworth Financial, Inc.,
                 Class A, 6.00%, Pfd.                295,200
        9,000   MetLife, Inc. 6.38%, Pfd.            247,500
        2,000   Reinsurance Group of
                 America, Inc. 5.75%, Pfd.           124,000
                                                  ----------
                                                     802,325
               INSURANCE - PROPERTY & CASUALTY
                (1.2%)
        9,000   Chubb Corp. (The) 7.00%,
                 Pfd.                                316,980
        5,000   XL Capital Ltd. 6.50%, Pfd.          106,850
                                                  ----------
                                                     423,830
               INTERNET  (0.3%)
        3,000   E*Trade Financial Corp.
                 6.13%, Pfd.                          90,750
               MACHINERY  (0.3%)
        2,000   United Rentals Trust I
                 6.50%, Pfd.                          93,000
               METALS & MINING DIVERSIFIED
                (0.7%)
          200   Freeport-McMoRan Copper &
                 Gold, Inc. 5.50%, Pfd.              249,475
               NATURAL GAS - DISTRIBUTION
                (0.5%)
        2,000   Southern Union Co. 5.75%,
                 Pfd.                                161,750
               NATURAL GAS - DIVERSIFIED
                (1.4%)
          200   El Paso Corp. 4.99%,Pfd.             271,475
        2,000   Williams Companies, Inc.
                 (The) 5.50%, Pfd.                   228,750
                                                  ----------
                                                     500,225

--------------------------------------------------------------------------------
                                                                               3

                                               Value Line Convertible Fund, Inc.

                                                                   July 31, 2006
--------------------------------------------------------------------------------

  Shares                                             Value
  -----------------------------------------------------------
               OILFIELD SERVICES/EQUIPMENT
                (1.4%)
        4,000   Hanover Compressor Co.
                 7.25%,  Pfd.                 $      226,000
        2,000   Hess Corp. 7.00%, Pfd.               265,580
                                                  ----------
                                                     491,580
               PETROLEUM - PRODUCING  (0.9%)
        3,000   Chesapeake Energy Corp.
                 4.50%,  Pfd.                        294,000
               PHARMACY SERVICES  (0.1%)
          500   Omnicare, Inc., Series B,
                 4.00%,  Pfd.                         31,500
               POWER  (3.6%)
       10,000   AES Trust III 6.75%, Pfd.            477,100
        7,000   Entergy Corp. 7.63%, Pfd.            367,640
          300   NRG Energy, Inc. 4.00%,
                 Pfd.                                401,475
                                                  ----------
                                                   1,246,215
               R.E.I.T.  (0.8%)
        4,000   Simon Property Group, Inc.
                 6.00%,  Pfd.                        280,000
               TELECOMMUNICATIONS EQUIPMENT
                (1.2%)
          400   Lucent Technologies Capital
                  Trust I 7.75%, Pfd.                401,800
               THRIFT  (1.5%)
        5,000   Sovereign Cap Trust IV
                 4.38%,  Pfd.                        223,750
        5,000   Washington Mutual Capital
                 Trust I 5.38%, Pfd.                 276,900
                                                  ----------
                                                     500,650
                                                  ----------

                TOTAL CONVERTIBLE PREFERRED
                 STOCK
                 (Cost $7,309,036)                 7,718,409
                                                  ----------
    COMMON STOCKS  (8.9%)
               AEROSPACE/DEFENSE  (0.5%)
    1,000      Boeing Co. (The)                       77,420
    1,504      L-3 Communications Holdings, Inc.     110,769
                                                  ----------
                                                     188,189
               BANK  (0.6%)
    2,186      Commerce Bancorp, Inc.                 74,259
    2,355      State Street Corp.                    141,441
                                                  ----------
                                                     215,700
               COAL  (0.5%)
    2,000      Arch Coal, Inc.                        75,880
    1,000      CONSOL Energy, Inc.                    41,160
    1,000      Peabody Energy Corp.                   49,900
                                                  ----------
                                                     166,940
               DIVERSIFIED COMPANIES  (0.6%)
    1,000      Honeywell International, Inc.          38,700

  Shares                                             Value
  -----------------------------------------------------------
    1,500      McDermott International, Inc. *    $   68,310
    1,000      Vornado Realty Trust                  104,550
                                                  ----------
                                                     211,560
               DRUG  (1.1%)
    1,000      Barr Pharmaceuticals, Inc. *           49,760
    2,000      Celgene Corp. *                        95,780
    1,000      Gilead Sciences, Inc. *                61,480
    2,000      GlaxoSmithKline PLC ADR               110,660
    1,000      Novartis AG ADR                        56,220
                                                  ----------
                                                     373,900
               ELECTRICAL EQUIPMENT  (0.5%)
    1,000      Rockwell Automation, Inc.              61,980
    1,000      Trimble Navigation Ltd. *              48,030
    1,000      WESCO International, Inc. *            58,250
                                                  ----------
                                                     168,260
               ELECTRICAL UTILITY - CENTRAL
                (0.2%)
    1,000      TXU Corp.                              64,230
               ELECTRONICS  (0.2%)
    1,000      Harris Corp.                           45,550
    1,000      MEMC Electronic Materials, Inc. *      30,420
                                                  ----------
                                                      75,970
               FOOD PROCESSING  (0.1%)
    1,000      Archer-Daniels-Midland Co.             44,000
               GROCERY  (0.1%)
    1,000      Wild Oats Markets, Inc. *              17,890
               HOTEL/GAMING  (0.3%)
    1,000      Penn National Gaming, Inc. *           33,070
    1,222      Starwood Hotels & Resorts
                Worldwide, Inc.                       64,253
                                                  ----------
                                                      97,323
               MACHINERY  (0.7%)
    1,103      Cummins, Inc.                         129,051
    1,000      Graco, Inc.                            39,290
    1,000      Ingersoll-Rand Company Ltd., Class
                A                                     35,800
    1,000      MSC Industrial Direct Co., Inc.,
                Class A                               41,230
                                                  ----------
                                                     245,371
               MEDICAL SERVICES  (0.4%)
    1,100      UnitedHealth Group, Inc.               52,613
    1,000      WellPoint, Inc. *                      74,500
                                                  ----------
                                                     127,113
               MEDICAL SUPPLIES  (0.6%)
    2,000      Fisher Scientific International,
                Inc. *                               148,220
    1,000      Zimmer Holdings, Inc. *                63,240
                                                  ----------
                                                     211,460
               METALS & MINING DIVERSIFIED
                (0.2%)
    1,000      BHP Billiton Ltd ADR                   42,200
    1,000      Brush Engineered Materials, Inc. *     23,070
                                                  ----------
                                                      65,270

--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                             Value
  -----------------------------------------------------------
               NATURAL GAS - DIVERSIFIED  (0.2%)
    1,000      Devon Energy Corp.                 $   64,640
               OILFIELD SERVICES/EQUIPMENT
                (0.4%)
    1,000      Diamond Offshore Drilling, Inc.        78,930
    2,000      Rowan Companies, Inc.                  67,740
                                                  ----------
                                                     146,670
               PETROLEUM - INTEGRATED  (0.4%)
    1,000      Marathon Oil Corp.                     90,640
    1,000      Valero Energy Corp.                    67,430
                                                  ----------
                                                     158,070
               PHARMACY SERVICES
                (0.3%)
    2,000      Walgreen Co.                           93,560
               R.E.I.T.  (0.5%)
    1,000      General Growth Properties, Inc.        45,640
    1,000      SL Green Realty Corp.                 114,300
                                                  ----------
                                                     159,940
               RAILROAD  (0.1%)
    1,000      Norfolk Southern Corp.                 43,420
               SECURITIES BROKERAGE  (0.4%)
    1,000      Bear Stearns Companies, Inc. (The)    141,870
                                                  ----------

                TOTAL COMMON STOCKS
                 (Cost $2,731,469)                 3,081,346
                                                  ----------

                TOTAL INVESTMENT SECURITIES
                 (95.1%)
                 (Cost $31,416,018)               32,781,733
                                                  ----------

  Principal
  Amount                                           Value
  -----------------------------------------------------------
    REPURCHASE AGREEMENTS (5) (3.8%)
$1,300,000     With Morgan Stanley & Co., 5.17%,
                dated 7/31/06, due 8/1/06,
                delivery value $1,300,187
                (collateralized by $1,385,000
                U.S. Treasury Notes 3.625%, due
                1/15/10, with a value of
                $1,330,917)                        1,300,000
                                                  ----------

                TOTAL REPURCHASE AGREEMENTS
                 (Cost $1,300,000)                 1,300,000
                                                  ----------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES  (1.1%)                                381,995
                                                  ----------
NET ASSETS  (100%)                            $   34,463,728
                                                  ----------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($34,463,728 / 2,803,548 shares
   outstanding)                               $        12.29
                                                  ----------

*        Non-income producing.
(1) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2) Step Bond -- The interest stated is as of July 31, 2006 and will reset at a future date.
(3) Rate at July 31, 2006. Floating rate changes quarterly.
(4) Rate at July 31, 2006. Floating rate changes semi-annually.
(5) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR      American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of July 31, 2006 was as follows:


                                                                              Total Net
                                                                              Unrealized
Total Cost              Appreciation               Depreciation               Appreciation
--------------------------------------------------------------------------------------------
$32,716,018             $2,202,931                 $(837,216)                 $1,365,715


--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       --------------------------------------
       Jean B. Buttner, President

Date:  09/26/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       ------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ Stephen R. Anastasio
       ------------------------------------------------------------
       Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:  09/26/2006